TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Profit Before Income Tax Expense (Benefit) Included In The Statement Of Operations

e.Profit before tax and taxes on income included in the consolidated statements of comprehensive income:

	Year ended December 31,
	2021	2020	2019

Income before income tax expense:
Israel	1,330	2,504	1,741
Foreign jurisdictions	172	175	129

	1,502	2,679	1,870

Current tax expense:
Israel	-	-	-
Foreign jurisdictions	57	38	32

	57	38	32

Deferred taxes (income) expenses:
Israel	(3,594)	33	45

	(3,594)	33	45

Income tax (benefit) expense, net	(3,537)	71	77

Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense

A reconciliation of the theoretical income tax benefit, assuming all income is taxable at the statutory rates applicable in Israel, and the actual income tax expense, is as follows:

	Year ended December 31,
	2021	2020	2019

Income before income tax expense as reported in the consolidated statements of comprehensive income	1,502	2,679	1,870

Statutory tax rates	23%	23%	23%

Theoretical tax expense calculated	345	616	430

Losses and other items for which a valuation allowance was provided (released)	(3,563)	419	(38)
Realization of carryforward tax losses for which valuation allowance was provided	(261)	(692)	(250)
Tax benefit arising from "Preferred enterprises"	(93)	(303)	(109)
Foreign tax rate differential in subsidiaries	17	(3)	22
Non-deductible items and others	18	34	22

Total	(3,882)	(545)	(353)

Income tax (benefit) expense	(3,537)	71	77

Deferred Tax Assets And Liabilities

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2021	2020
Deferred tax assets:

Net operating loss carryforwards (in Israel)	3,265	3,284
Capital loss carryforwards (in Israel)	2,549	2,485
Long-term tax receivables	-	1,171
Reserves and other	252	251

Total gross deferred taxes	6,066	7,191

Less valuation allowance	(2,549)	(6,195)

Deferred tax assets, net	3,517	996

Deferred tax liabilities:
Undistributed income of subsidiaries	(290)	(263)
Property and equipment	(677)	(817)

Total deferred tax liabilities	(967)	(1,080)

Net deferred tax assets (liabilities)	2,550	(84)